Revenue from contracts with customers - Performance Obligation - Additional Information (Detail) - Customer Contracts [Member] $ in Millions	Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Remaining performance obligations	$ 0.9
Remaining performance obligations, satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Remaining performance obligations	$ 2.9
Remaining performance obligations, satisfaction period